N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
The Best of America IV
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I
2. Effective June 20, 2025, Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I will reopen and will be made available to all policy owners.
The Best of America IV | NationwideVariableInsuranceTrustNVITGQGUSQualityEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I